THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON NOVEMBER 14, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND
    FOR WHICH THAT REQUEST WAS DENIED ON FEBRUARY, 13 2002.



                          UNITED STATES
               SECURITIES AND EXCHANGE COMMISSION

                    WASHINGTON, D.C.  20549

                            Form 13F

                       Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001

Check here if Amendment [ X ]; Amendment Number:  1
    This Amendment (Check only one.):  [   ] is a restatement.
                                       [ X ] adds new holdings
                                             entries.

Institutional Investment Manager Filing this Report:

Name:    Ruane, Cunniff & Co., Inc.
Address: 767 Fifth Avenue
         New York, New York 10153


Form 13F File Number: 28-154

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mr. Joseph Quinones, Jr.
Title:   Chief Financial Officer
Phone:   (212) 832-5280

Signature, Place, and Date of Signing:

         /s/ Joseph Quinones, Jr.    New York, NY      02/22/2002
         _______________________ _____________________ _________
              [Signature]           [City, State]        [Date]

Report Type (Check only one.):

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[  ]     13F NOTICE.  (Check her if no holdings reported are in
         this report, and all holdings are reported by other reporting manger(s).)

[  ]     13F COMBINATION REPORT.  (Check here if a portion of the
         holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

                      Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:            None

Form 13F Information Table Entry Total:       8

Form 13F Information Table Value Total:       $603,122
                                              [thousands]

List of Other Included Managers:              NONE




































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

                                                         Ruane, Cunniff & Co., Inc.

                                                                 September 30, 2001

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Commerce Bancorp Inc/NJ        COM              200519106      680    10000 SH       SOLE                                      10000
Credit Acceptance Corp-Mich    COM              225310101     2108   241200 SH       SOLE                                     241200
Expeditors Int'l of Wash. Inc. COM              302130109   447722  9455588 SH       SOLE                  3254026           6201562
Golden West Financial          COM              381317106    23891   411210 SH       SOLE                                     411210
Hotel Reservation Network      COM              441451101     9096   400000 SH       SOLE                                     400000
MacDermid Inc                  COM              554273102     9098   714155 SH       SOLE                   609500            104655
Prepaid Legal Services Inc     COM              740065107     5196   301400 SH       SOLE                                     301400
Tiffany & Co                   COM              886547108   105330  4865150 SH       SOLE                  2722985           2142165